SUMMARY OF STOCK OPTION (Details) - $ / shares		6 Months Ended		12 Months Ended
		Mar. 31, 2024		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding, Beginning	[2]	8,910	[1]	7,404	[1]	3,600
Weighted Average Exercise Price, Outstanding, Beginning	[2]	$ 0.10	[1]	$ 0.10	[1]	$ 0.10
Weighted Average Remaining Contractual Term, Outstanding, Ending		8 years 10 months 9 days		9 years 10 days		9 years 3 months		9 years 9 months
Number of options, Granted		6,122	[1]	3,750	[1],[2]	5,204	[2]
Weighted Average Exercise Price, Granted		$ 0.10	[1]	$ 0.10	[1],[2]	$ 0.10	[2]
Weighted Average Remaining Contractual Term, Granted		10 years		10 years		10 years
Number of options, Forfeited			[1]		[1],[2]		[2]
Weighted Average Exercise Price, Forfeited			[1]		[1],[2]		[2]
Number of options, Exercised			[1]	(2,244)	[1],[2]	(1,400)	[2]
Weighted Average Exercise Price, Exercised			[1]	$ 0.10	[1],[2]	$ 0.10	[2]
Number of options, Outstanding, Ending		15,032	[1]	8,910	[1],[2]	7,404	[1],[2]	3,600	[2]
Weighted Average Exercise Price, Outstanding, Ending		$ 0.10	[1]	$ 0.10	[1],[2]	$ 0.10	[1],[2]	$ 0.10	[2]
Number of options, Exercisable		10,728	[1]	5,785	[2]
Weighted Average Exercise Price, Exercisable		$ 0.10	[1]	$ 0.10	[2]
Weighted Average Remaining Contractual Term, Exercisable		8 years 7 months 24 days		8 years 6 months 3 days

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)